Prepaid expenses	12 Months Ended
Dec. 31, 2022
Prepayments and accrued income including contract assets [abstract]
PREPAID EXPENSES	PREPAID EXPENSES
11.1    Accounting policies
Prepaid expenses represent payments for which the Company will receive the provision of services and/or will benefit from the use of the related assets in a subsequent period.
11.2    Breakdown of prepaid expenses

	December 31,
Description	2022	2021

Insurances	82,501	89,951
Maintenance	304,927	295,518
Commissions	69,856	112,599
Others	44,607	59,710
Total	501,891	557,778

Current	182,891	244,413
Non-current	319,000	313,365